April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., 4.87%, 04/15/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	$13,500	$13,506,449
1988 CLO 5 Ltd., 5.21%, 07/15/37, (3-mo. CME Term SOFR + 1.54%)(a)(b)	2,500	2,503,391
37 Capital CLO 3 Ltd., 5.17%, 07/15/38, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,000	1,002,646
720 East CLO IV Ltd., 5.27%, 04/15/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	2,000	2,002,866
720 East CLO Ltd.
5.01%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,460	1,463,203
5.04%, 04/15/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	10,085	10,103,849
720 East CLO VIII Ltd., 4.99%, 07/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,565	3,573,695
AB BSL CLO 3 Ltd., 4.93%, 04/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	5,000	5,011,938
Abry Liquid Credit CLO Ltd.
4.90%, 04/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	2,000	2,002,607
4.99%, 01/15/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	2,000	2,004,825
AGL CLO 10 Ltd., 4.84%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	10,000	9,999,909
AGL CLO 15 Ltd., 4.88%, 01/20/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	4,000	4,000,994
AGL CLO 22 Ltd., 4.87%, 01/20/37, (3-mo. CME Term SOFR + 1.19%)(a)(b)	5,000	5,000,795
AGL CLO 30 Ltd., 5.20%, 04/21/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	5,000	5,004,955
AGL CLO 34 Ltd., 5.00%, 01/22/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	2,100	2,103,945
AGL CLO 37 Ltd., 4.90%, 04/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	4,298	4,305,027
AGL CLO 40 Ltd., 4.90%, 07/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	2,000	2,003,798
AGL CLO 42 Ltd., 4.96%, 07/22/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	7,775	7,795,241
AGL CLO 7 Ltd., 4.92%, 10/15/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	2,560	2,565,210
AGL Core CLO 2 Ltd., 5.14%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	1,000	1,001,626
AGL Core CLO 31 Ltd., 5.08%, 07/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,550	2,553,536
AGL Core CLO 8 Ltd., 5.01%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,920	2,926,665
AIMCO CLO
4.99%, 10/17/37, (3-mo. CME Term SOFR + 1.31%)(a)(b)	5,000	5,010,843
4.93%, 10/17/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	7,600	7,616,704
AIMCO CLO 10 Ltd., 5.07%, 07/22/37, (3-mo. CME Term SOFR + 1.41%)(a)(b)	11,000	11,013,326
AIMCO CLO 11 Ltd., 5.02%, 07/17/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	4,800	4,811,402
AIMCO CLO 23 Ltd., 4.81%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	5,000	4,995,297
Aimco Clo 27 Ltd., 4.82%, 04/20/39, (3-mo. CME Term SOFR + 1.14%)(a)(b)	10,000	9,994,284
Allegro CLO V-S Ltd., 5.17%, 07/24/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,500	1,502,728
Allegro CLO XIII Ltd., 5.02%, 07/20/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	7,513	7,530,291
Security	Par (000)	Value
Allegro CLO XIV Ltd., 5.01%, 10/15/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	$2,500	$2,506,102
Allegro CLO XV Ltd., 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	1,568	1,568,447
AMMC CLO 23 Ltd., 5.07%, 07/17/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	4,200	4,205,867
AMMC CLO 25 Ltd., 4.97%, 10/15/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	10,250	10,271,223
AMMC CLO 27 Ltd., 4.76%, 01/20/37, (3-mo. CME Term SOFR + 1.08%)(a)(b)	6,850	6,848,477
AMMC CLO 28 Ltd., 5.23%, 07/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	2,390	2,394,102
AMMC CLO 30 Ltd., 4.82%, 04/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,005,962
AMMC CLO 31 Ltd., 4.99%, 02/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,000	3,006,813
AMMC CLO 32 Ltd., 5.04%, 10/17/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	3,000	3,007,312
AMMC CLO 33 Ltd., 4.93%, 01/20/39, (3-mo. CME Term SOFR + 1.27%)(a)(b)	10,000	10,016,983
Anchorage Capital CLO 15 Ltd., 5.09%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	5,000	5,008,654
Anchorage Capital CLO 16 Ltd., 4.93%, 01/19/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	16,100	16,121,582
Anchorage Capital CLO 17 Ltd., 4.90%, 02/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	2,000	2,002,190
Anchorage Capital CLO 18 Ltd., 5.08%, 04/15/34, (3-mo. CME Term SOFR + 1.41%)(a)(b)	3,500	3,502,063
Anchorage Capital CLO 19 Ltd., 5.02%, 10/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,007,568
Anchorage Capital CLO 20 Ltd., 4.78%, 01/20/35, (3-mo. CME Term SOFR + 1.10%)(a)(b)	1,000	1,000,210
Anchorage Capital CLO 24 Ltd., 5.10%, 07/15/37, (3-mo. CME Term SOFR + 1.43%)(a)(b)	3,000	3,003,499
Anchorage Capital CLO 30 Ltd., 5.43%, 01/20/37, (3-mo. CME Term SOFR + 1.75%)(a)(b)	2,000	2,007,614
Anchorage Capital CLO 31 Ltd., 4.98%, 10/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	3,000	3,007,240
Anchorage Capital CLO 6 Ltd., 5.03%, 07/22/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	2,000	2,005,417
Anchorage Capital CLO Ltd., 4.81%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	8,500	8,510,278
Apidos CLO LIII, 5.00%, 07/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	5,000	5,013,278
Apidos CLO LIV, 4.98%, 10/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	3,000	3,007,714
APIDOS CLO XLVIII Ltd., 5.11%, 07/25/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	5,445	5,452,694
Apidos CLO XVIII-R, 4.99%, 01/22/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,570	1,573,646
Apidos CLO XXXVII, 5.06%, 10/22/34, (3-mo. CME Term SOFR + 1.39%)(a)(b)	5,250	5,251,711
Ares LIII CLO Ltd., 4.76%, 10/24/36, (3-mo. CME Term SOFR + 1.09%)(a)(b)	7,000	6,999,030
Ares Loan Funding I Ltd., 4.84%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	20,000	19,999,938
Ares Loan Funding IX Ltd., 4.85%, 03/31/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	8,950	8,948,323
Ares Loan Funding VIII Ltd., 4.92%, 01/24/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	8,600	8,614,189
Ares LXIII CLO Ltd., 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,850	3,860,037
Ares LXX CLO Ltd., 4.92%, 01/25/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	3,000	3,006,224
Ares LXXIX CLO Ltd., 4.85%, 04/20/39, (3-mo. CME Term SOFR + 1.19%)(a)(b)	3,000	2,999,863

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ares XXXIV CLO Ltd., 4.97%, 07/17/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	$3,000	$3,007,472
Ares XXXIX CLO Ltd., 5.10%, 07/18/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	8,750	8,760,979
Arini U.S. CLO II Ltd., 5.07%, 03/31/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	5,230	5,238,445
Arini U.S. CLO IV Ltd., 4.93%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	3,000	3,006,544
Atlantic Avenue Ltd., 5.05%, 10/15/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	5,100	5,113,958
Bain Capital Credit CLO Ltd.
5.00%, 01/21/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,000	1,002,234
5.07%, 07/25/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,355	4,364,288
4.62%, 04/18/34, (3-mo. CME Term SOFR + 0.94%)(a)(b)	1,600	1,598,340
4.83%, 04/23/38, (3-mo. CME Term SOFR + 1.16%)(a)(b)	5,000	5,000,398
4.66%, 10/23/34, (3-mo. CME Term SOFR + 0.99%)(a)(b)	2,950	2,947,846
4.90%, 01/21/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,006,031
Ballyrock CLO 14 Ltd.
5.38%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	1,000	1,004,227
5.06%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,345	3,352,535
Ballyrock CLO 25 Ltd., 4.85%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	2,000	2,000,571
Ballyrock CLO 26 Ltd., 5.18%, 07/25/37, (3-mo. CME Term SOFR + 1.51%)(a)(b)	1,000	1,001,141
Ballyrock CLO Ltd., 4.91%, 10/25/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	4,184	4,191,898
Battery Park CLO Ltd., 5.07%, 07/15/36, (3-mo. CME Term SOFR + 1.40%)(a)(b)	10,000	10,009,669
BBAM U.S. CLO I Ltd.
4.87%, 03/30/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	2,000	2,000,970
5.67%, 03/30/38, (3-mo. CME Term SOFR + 2.00%)(a)(b)	1,000	1,003,239
BBAM U.S. CLO III Ltd., 4.84%, 10/15/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	4,000	3,995,998
Bbam U.S. CLO V Ltd., 5.03%, 07/25/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	5,000	5,013,111
Benefit Street Partners CLO 43 Ltd., 4.95%, 10/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	6,000	6,015,283
Benefit Street Partners CLO 48 Ltd., 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.15%)(a)(b)	5,000	4,996,556
Benefit Street Partners CLO IV Ltd., 4.93%, 10/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	11,500	11,526,424
Benefit Street Partners CLO XVIII Ltd., 4.91%, 10/15/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	3,000	3,004,855
Benefit Street Partners CLO XXVI Ltd., 5.06%, 07/20/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	1,000	1,002,036
Benefit Street Partners CLO XXVII Ltd., 5.05%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	2,500	2,504,337
Benefit Street Partners CLO XXXVII Ltd., 5.02%, 01/25/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	6,250	6,265,496
Benefit Street Partners CLO XXXVIII Ltd., 4.98%, 01/25/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	8,100	8,119,866
Birch Grove CLO 11 Ltd., 5.41%, 01/22/38, (3-mo. CME Term SOFR + 1.75%)(a)(b)	1,000	1,003,887
Birch Grove Clo 15 Ltd., 4.96%, 01/23/39, (3-mo. CME Term SOFR + 1.25%)(a)(b)	14,000	14,014,024
Security	Par (000)	Value
Birch Grove CLO 2 Ltd., 5.08%, 10/19/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	$3,000	$3,005,994
Birch Grove CLO 3 Ltd., 4.94%, 01/19/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	7,939	7,953,043
Birch Grove CLO 4 Ltd., 5.15%, 07/15/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	6,160	6,168,488
Birch Grove CLO 5 Ltd., 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.41%)(a)(b)	10,500	10,522,113
Birch Grove CLO 8 Ltd., 4.97%, 04/20/39, (3-mo. CME Term SOFR + 1.29%)(a)(b)	10,000	10,018,480
Birch Grove CLO 9 Ltd., 5.06%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	3,620	3,627,447
Blueberry Park CLO Ltd., 5.03%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	2,000	2,003,923
BlueMountain CLO XXXV Ltd., 5.08%, 10/22/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	13,550	13,579,626
Bowling Green Park CLO LLC, 4.68%, 04/18/35, (3-mo. CME Term SOFR + 1.00%)(a)(b)	1,000	999,488
Brant Point CLO Ltd.
5.63%, 07/20/37, (3-mo. CME Term SOFR + 1.95%)(a)(b)	1,700	1,706,183
5.05%, 07/25/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	4,800	4,808,758
4.92%, 01/20/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	14,000	14,023,803
Bridge Street CLO I Ltd., 5.23%, 07/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	6,000	6,011,059
Bridge Street CLO II Ltd., 4.94%, 01/20/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	13,000	13,028,207
Bridge Street CLO III Ltd., 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	2,500	2,505,752
Bridge Street CLO V Ltd., 4.90%, 04/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	4,000	4,004,254
Bridge Street CLO VI Ltd., 4.95%, 01/15/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,500	3,508,111
Bryant Park CLO Ltd., 5.01%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	8,000	8,019,075
Bryant Park Funding Ltd.
5.29%, 04/15/37, (3-mo. CME Term SOFR + 1.62%)(a)(b)	1,920	1,922,672
5.22%, 05/15/37, (3-mo. CME Term SOFR + 1.57%)(a)(b)	2,500	2,500,000
5.07%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,350	1,352,697
5.02%, 01/18/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	2,000	2,004,223
4.95%, 10/18/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	3,000	3,007,696
0.00%, 05/15/37, (3-mo. CME Term SOFR + 1.280%)(a)(b)	6,750	6,750,000
Canyon Capital CLO Ltd., 4.85%, 04/15/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	2,500	2,500,690
Carlyle Global Market Strategies CLO Ltd., 4.77%, 04/20/34, (3-mo. CME Term SOFR + 1.09%)(a)(b)	5,200	5,199,339
Carlyle U.S. CLO Ltd.
4.84%, 04/20/39, (3-mo. CME Term SOFR + 1.16%)(a)(b)	20,000	19,987,978
4.90%, 10/25/38, (3-mo. CME Term SOFR + 1.230%)(a)(b)	6,250	6,260,899
4.90%, 10/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	1,000	1,001,798
CARLYLE U.S. CLO Ltd.
4.96%, 01/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	2,000	2,005,423
4.94%, 10/15/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	7,180	7,194,647

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.88%, 10/25/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	$5,000	$5,004,070
CarVal CLO I Ltd., 4.91%, 07/16/31, (3-mo. CME Term SOFR + 1.23%)(a)(b)	343	343,094
CarVal CLO II Ltd., 4.70%, 04/20/32, (3-mo. CME Term SOFR + 1.02%)(a)(b)	930	929,953
CarVal CLO IX-C Ltd.
5.36%, 04/20/37, (3-mo. CME Term SOFR + 1.68%)(a)(b)	3,750	3,750,000
5.78%, 04/20/37, (3-mo. CME Term SOFR + 2.10%)(a)(b)	1,000	1,000,000
0.00%, 04/20/37, (3-mo. CME Term SOFR + 1.320%)(a)(b)	3,750	3,750,000
0.00%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)(c)	1,000	1,000,000
CarVal CLO VC Ltd., 5.13%, 10/15/34, (3-mo. CME Term SOFR + 1.46%)(a)(b)	945	945,383
CarVal CLO VII-C Ltd., 5.12%, 07/20/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	1,520	1,521,893
Carval CLO VIII-C Ltd., 5.08%, 10/22/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	5,000	5,010,946
Carval CLO X-C Ltd., 5.14%, 07/20/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	1,750	1,752,449
CarVal CLO XI C Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,830	7,845,469
Cayuga Park CLO Ltd., 4.88%, 10/17/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	5,000	5,002,658
CBAMR Ltd.
4.96%, 10/20/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	10,550	10,569,890
5.30%, 07/15/37, (3-mo. CME Term SOFR + 1.63%)(a)(b)	1,700	1,702,570
Cedar Funding V CLO Ltd., 4.88%, 01/17/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	14,000	14,022,368
Cedar Funding VIII CLO Ltd., 4.90%, 01/17/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	4,300	4,303,582
Cedar Funding XII CLO Ltd., 4.87%, 01/25/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	1,015	1,015,305
Cedar Funding XIV CLO Ltd., 5.05%, 10/15/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	2,000	2,003,687
CIFC Funding Ltd.
5.58%, 07/15/36, (3-mo. CME Term SOFR + 1.91%)(a)(b)	1,225	1,229,185
5.03%, 07/23/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	3,000	3,006,788
5.08%, 07/15/36, (3-mo. CME Term SOFR + 1.41%)(a)(b)	3,000	3,001,140
4.93%, 01/15/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	1,000	1,001,751
4.82%, 04/23/38, (3-mo. CME Term SOFR + 1.15%)(a)(b)	1,500	1,498,877
5.15%, 07/21/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	1,500	1,501,713
5.18%, 04/18/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	2,000	2,001,870
4.90%, 01/17/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	5,000	5,006,072
4.93%, 10/17/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	430	430,940
5.00%, 04/17/35, (3-mo. CME Term SOFR + 1.32%)(a)(b)	3,500	3,505,467
4.85%, 03/31/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	3,400	3,399,376
4.89%, 10/20/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	6,610	6,615,472
Security	Par (000)	Value
4.90%, 10/15/38, (3-mo. CME Term SOFR + 1.23%)(a)(b)	$3,000	$3,005,848
4.96%, 10/19/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	8,645	8,659,813
4.91%, 10/15/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	7,000	7,014,642
4.65%, 04/19/35, (3-mo. CME Term SOFR + 0.97%)(a)(b)	4,500	4,494,795
4.84%, 04/16/39, (3-mo. CME Term SOFR + 1.16%)(a)(b)	10,000	9,994,091
5.04%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,500	2,504,876
4.94%, 10/15/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	4,947	4,957,062
Series 2021 6A, Class A, 5.07%, 10/15/34, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,000	4,001,363
Clover CLO LLC, 5.06%, 07/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	2,000	2,002,384
Crown City CLO I, 5.05%, 07/20/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,012,493
Crown Point CLO 9 Ltd., 5.12%, 07/14/34, (3-mo. CME Term SOFR + 1.45%)(a)(b)	2,000	2,000,000
CTM CLO Ltd., 5.17%, 07/15/38, (3-mo. CME Term SOFR + 1.50%)(a)(b)	3,350	3,358,615
Dewolf Park CLO Ltd., 4.87%, 01/22/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	20,000	20,012,328
Diameter Capital CLO 1 Ltd., 5.06%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	4,200	4,208,788
Diameter Capital CLO 10 Ltd., 4.99%, 04/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	3,750	3,759,207
Diameter Capital CLO 12 Ltd., 4.92%, 10/20/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,500	5,510,312
Diameter Capital CLO 2 Ltd., 5.06%, 10/15/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,300	7,315,583
Diameter Capital CLO 3 Ltd., 5.00%, 01/15/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	6,831	6,845,801
Diameter Capital CLO 4 Ltd., 4.90%, 01/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	9,005	9,016,251
Diameter Capital CLO 5 Ltd., 4.91%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,000	5,006,987
Diameter Capital Clo 6 Ltd., 4.95%, 04/15/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	6,000	6,014,148
Diameter Capital CLO 7 Ltd., 5.16%, 07/20/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	4,000	4,005,991
Diameter Capital CLO 8 Ltd., 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,004,229
Diameter Capital CLO 9 Ltd., 4.85%, 04/20/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	15,000	14,992,483
Dryden 106 CLO Ltd., 5.03%, 10/15/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	7,000	7,013,352
Dryden 108 CLO Ltd., 5.04%, 07/18/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,000	1,001,498
Dryden 37 Senior Loan Fund, 5.33%, 01/15/31, (3-mo. CME Term SOFR + 1.66%)(a)(b)	1,500	1,504,130
Dryden 76 CLO Ltd., 5.04%, 10/15/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,010,019
Dryden 83 CLO Ltd., 5.21%, 04/18/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	4,270	4,274,232
Eldridge CLO Ltd., 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,000	1,002,379
Elevation CLO Ltd.
5.07%, 07/25/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	3,000	3,004,406
4.97%, 01/25/35, (3-mo. CME Term SOFR + 1.30%)(a)(b)	1,600	1,601,597

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.95%, 03/31/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	$3,000	$3,006,332
Elmwood CLO 20 Ltd., 4.83%, 01/20/39, (3-mo. CME Term SOFR + 1.20%)(a)(b)	21,000	21,010,496
Elmwood CLO 29 Ltd., 5.20%, 04/20/37, (3-mo. CME Term SOFR + 1.52%)(a)(b)	5,000	5,005,390
Elmwood CLO 31 Ltd., 5.03%, 07/17/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	4,000	4,008,567
Elmwood CLO 39 Ltd., 4.82%, 04/17/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	2,000	1,998,291
Elmwood CLO 40 Ltd., 4.92%, 03/22/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	13,700	13,720,321
Elmwood CLO I Ltd., 4.80%, 04/20/37, (3-mo. CME Term SOFR + 1.12%)(a)(b)	6,500	6,494,392
Elmwood CLO II Ltd., 5.03%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	2,500	2,504,802
Elmwood CLO VIII Ltd., 5.23%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	4,000	4,004,600
Elmwood CLO XII Ltd., 5.03%, 10/15/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,010	1,011,927
Empower CLO Ltd., 4.99%, 07/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	5,860	5,874,018
Flatiron CLO 20 Ltd., 4.90%, 11/20/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,000	5,010,321
Flatiron CLO 25 Ltd., 5.03%, 10/17/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,650	3,657,102
Galaxy 35 CLO Ltd., 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	1,050	1,050,043
GoldenTree Loan Management U.S. CLO 19 Ltd., 4.83%, 07/20/39, (3-mo. CME Term SOFR + 1.15%)(a)(b)	6,500	6,498,339
GoldenTree Loan Management U.S. CLO 22 Ltd., 5.01%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,000	1,002,497
GoldenTree Loan Management U.S. CLO 9 Ltd., 4.91%, 04/20/37, (3-mo. CME Term SOFR + 1.23%)(a)(b)	5,000	5,005,774
Golub Capital Partners 48 LP, 4.99%, 04/17/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	1,000	1,002,415
Golub Capital Partners CLO 43B Ltd., 5.02%, 10/20/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	5,000	5,011,822
Golub Capital Partners CLO 55B Ltd., 5.58%, 10/20/38, (3-mo. CME Term SOFR + 1.90%)(a)(b)	1,500	1,504,094
Golub Capital Partners CLO 58B-R Ltd., 4.95%, 10/25/37, (3-mo. CME Term SOFR + 1.28%)(a)(b)	6,150	6,163,176
Golub Capital Partners CLO 66B Ltd., 5.12%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	7,000	7,009,965
Golub Capital Partners CLO 72 B Ltd., 5.22%, 04/25/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	1,320	1,320,000
Golub Capital Partners CLO 74 B Ltd., 5.17%, 07/25/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	6,600	6,612,417
Golub Capital Partners CLO 76 B Ltd., 5.04%, 10/25/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	3,250	3,256,104
Golub Capital Partners CLO 79B Ltd.
4.85%, 04/20/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	12,000	11,993,921
5.18%, 04/20/38, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,727	1,732,934
Golub Capital Partners CLO 81 B Ltd., 4.99%, 07/20/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	8,000	8,019,121
Green Lakes Park CLO LLC, 4.85%, 01/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	7,000	7,002,019
GT Loan Financing I Ltd., 5.08%, 04/28/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	2,250	2,253,709
HalseyPoint CLO 3 Ltd., 5.15%, 07/30/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	1,240	1,241,948
Security	Par (000)	Value
HalseyPoint CLO 4 Ltd., 5.16%, 04/20/34, (3-mo. CME Term SOFR + 1.48%)(a)(b)	$6,730	$6,733,899
Halseypoint CLO 5 Ltd., 5.14%, 01/30/35, (3-mo. CME Term SOFR + 1.47%)(a)(b)	1,250	1,250,628
HalseyPoint CLO 6 Ltd., 5.73%, 01/20/38, (3-mo. CME Term SOFR + 2.05%)(a)(b)	1,000	1,003,219
Halseypoint CLO 7 Ltd., 5.13%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	1,500	1,502,217
Harriman Park CLO Ltd., 4.98%, 07/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	5,013,073
Honey Hill Park CLO Ltd., 4.87%, 04/24/39, (3-mo. CME Term SOFR + 1.15%)(a)(b)	7,000	6,996,369
ICG U.S. CLO I Ltd., 5.06%, 07/18/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,000	3,005,412
ICG U.S. CLO Ltd.
5.00%, 07/25/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	5,000	5,011,802
5.43%, 01/16/33, (3-mo. CME Term SOFR + 1.75%)(a)(b)	2,870	2,869,146
Kennedy Lewis CLO 11 Ltd., 5.09%, 10/20/37, (3-mo. CME Term SOFR + 1.41%)(a)(b)	2,000	2,004,355
Kennedy Lewis CLO 12 Ltd., 5.01%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	6,150	6,164,149
Kennedy Lewis CLO 17 Ltd., 5.06%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,500	1,503,196
Kennedy Lewis CLO 8 Ltd., 5.06%, 01/20/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,000	3,005,925
Kennedy Lewis CLO 9 Ltd., 5.03%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,007,337
KKR CLO 35 Ltd., 4.88%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	15,250	15,257,482
KKR CLO 43 Ltd., 4.77%, 04/15/38, (3-mo. CME Term SOFR + 1.10%)(a)(b)	9,550	9,534,112
KKR CLO 50 Ltd., 5.23%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	5,000	5,000,000
KKR CLO 57 Ltd., 5.07%, 07/15/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,003,180
KKR CLO 58 Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,700	3,708,265
Madison Park Funding LVIII Ltd., 5.18%, 04/25/37, (3-mo. CME Term SOFR + 1.51%)(a)(b)	1,000	1,000,976
Madison Park Funding LX Ltd., 5.04%, 10/25/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,000	5,009,265
Madison Park Funding LXI Ltd., 4.90%, 01/20/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	3,000	3,003,088
Madison Park Funding LXIII Ltd., 5.07%, 07/21/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,003,251
Madison Park Funding LXVII Ltd., 5.18%, 04/25/37, (3-mo. CME Term SOFR + 1.51%)(a)(b)	4,007	4,010,898
Madison Park Funding LXXI Ltd., 4.81%, 04/23/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	1,300	1,298,575
Madison Park Funding XL-R Ltd., 4.97%, 10/16/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	5,000	5,011,239
Madison Park Funding XXX Ltd., 5.04%, 07/16/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,600	2,605,299
Madison Park Funding XXXIII Ltd., 4.96%, 10/15/32, (3-mo. CME Term SOFR + 1.29%)(a)(b)	5,173	5,173,133
Madison Park Funding XXXV Ltd., 4.80%, 02/13/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	28,000	28,013,992
Madison Park Funding XXXVII Ltd., 6.27%, 04/15/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,500	1,501,742
Marble Point CLO XVII Ltd., 5.12%, 07/20/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	9,200	9,211,092
Marble Point CLO XVIII Ltd., 4.88%, 03/15/38, (3-mo. CME Term SOFR + 1.21%)(a)(b)	2,200	2,201,584

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Menlo CLO IV Ltd.
4.89%, 03/20/39, (3-mo. CME Term SOFR + 1.21%)(a)(b)	$3,000	$3,000,934
5.41%, 03/20/39, (3-mo. CME Term SOFR + 1.73%)(a)(b)	1,000	999,777
MidOcean Credit CLO XIX, 5.13%, 07/20/36, (3-mo. CME Term SOFR + 1.45%)(a)(b)	2,375	2,378,229
Midocean Credit CLO XV Ltd., 5.20%, 07/21/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	3,000	3,003,363
Midocean Credit CLO XXI, 4.94%, 10/20/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	2,000	2,004,282
MP CLO VIII Ltd., 5.13%, 04/28/34, (3-mo. CME Term SOFR + 1.46%)(a)(b)	4,500	4,500,000
Neuberger Berman CLO XVII Ltd., 5.06%, 07/22/38, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,685	1,687,348
Neuberger Berman CLO XXI Ltd., 5.00%, 01/20/39, (3-mo. CME Term SOFR + 1.32%)(a)(b)	2,500	2,505,532
Neuberger Berman Loan Advisers CLO 33 Ltd., 4.90%, 04/16/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	1,350	1,351,685
Neuberger Berman Loan Advisers CLO 40 Ltd., 4.91%, 10/16/37, (3-mo. CME Term SOFR + 1.23%)(a)(b)	11,000	11,015,258
Neuberger Berman Loan Advisers CLO 46 Ltd., 5.18%, 01/20/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,000	1,001,957
Neuberger Berman Loan Advisers CLO 50 Ltd., 4.71%, 07/23/36, (3-mo. CME Term SOFR + 1.04%)(a)(b)	1,500	1,499,808
Neuberger Berman Loan Advisers CLO 59 Ltd., 4.96%, 01/23/39, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,900	3,910,525
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., 5.02%, 10/24/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,005,804
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., 5.01%, 10/24/37, (3-mo. CME Term SOFR + 1.34%)(a)(b)	3,000	3,005,687
New Mountain CLO 2 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	5,000	5,012,678
New Mountain CLO 3 Ltd., 5.01%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	9,830	9,853,206
New Mountain CLO 7 Ltd., 4.88%, 03/31/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	22,000	22,011,218
New Mountain CLO 8 Ltd., 4.95%, 10/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	5,000	5,009,897
Northwoods Capital 25 Ltd., 5.58%, 07/20/34, (3-mo. CME Term SOFR + 1.90%)(a)(b)	1,325	1,326,542
Oak Hill Credit Partners X-R Ltd., 4.81%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	8,470	8,461,930
Oaktree CLO Ltd.
5.23%, 04/20/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	6,810	6,817,123
4.86%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	2,000	2,000,282
5.06%, 01/20/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,000	3,005,531
4.99%, 07/15/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	1,000	1,002,353
Ocean Trails CLO XIV Ltd., 5.02%, 01/20/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	1,000	1,002,141
Ocp Clo 2024-33 Ltd., 5.18%, 07/20/37, (3-mo. CME Term SOFR + 1.50%)(a)(b)	1,000	1,001,869
OCP CLO Ltd.
5.00%, 01/21/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,630	2,635,898
Security	Par (000)	Value
4.93%, 01/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	$4,000	$4,005,445
4.98%, 01/26/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	5,300	5,313,040
5.03%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	3,000	3,007,492
4.76%, 04/17/37, (3-mo. CME Term SOFR + 1.08%)(a)(b)	3,450	3,449,545
5.05%, 07/20/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	8,975	8,994,613
4.97%, 07/26/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	5,011,965
5.10%, 07/20/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	7,000	7,007,514
4.97%, 10/24/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	3,075	3,082,481
4.87%, 01/17/39, (3-mo. CME Term SOFR + 1.19%)(a)(b)	5,000	5,000,589
4.83%, 04/20/39, (3-mo. CME Term SOFR + 1.15%)(a)(b)	10,000	9,997,488
5.19%, 04/23/37, (3-mo. CME Term SOFR + 1.52%)(a)(b)	18,875	18,882,971
Octagon 55 Ltd., 4.94%, 03/20/38, (3-mo. CME Term SOFR + 1.26%)(a)(b)	2,000	2,004,695
Octagon 75 Ltd., 4.86%, 01/22/38, (3-mo. CME Term SOFR + 1.20%)(a)(b)	1,750	1,751,401
Octagon Investment Partners 38 Ltd., 5.48%, 10/20/37, (3-mo. CME Term SOFR + 1.80%)(a)(b)	1,650	1,657,304
Octagon Investment Partners 47 Ltd., 4.94%, 01/22/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,000	3,007,753
Octagon Investment Partners XVI Ltd., 5.54%, 07/17/30, (3-mo. CME Term SOFR + 1.86%)(a)(b)	1,985	1,990,118
OHA Credit Funding 10-R Ltd., 4.94%, 07/18/37, (3-mo. CME Term SOFR + 1.26%)(a)(b)	2,500	2,498,800
OHA Credit Funding 17-R Ltd., 4.82%, 04/20/39, (3-mo. CME Term SOFR + 1.14%)(a)(b)	8,340	8,333,000
OHA Credit Funding 2 Ltd., 4.91%, 01/21/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	3,390	3,395,148
OHA Credit Funding 20 Ltd., 4.78%, 04/20/38, (3-mo. CME Term SOFR + 1.10%)(a)(b)	3,030	3,026,143
OHA Credit Funding 21 Ltd., 4.93%, 10/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	8,000	8,019,454
OHA Credit Funding 22 Ltd., 5.01%, 07/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,000	2,004,162
OHA Credit Funding 25 Ltd., 4.82%, 04/20/39, (3-mo. CME Term SOFR + 1.13%)(a)(b)	10,000	9,992,090
OHA Credit Funding 3 Ltd., 5.00%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	12,930	12,958,518
OHA Credit Funding 4 Ltd., 4.95%, 01/22/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,294	3,302,900
OHA Credit Funding 6 Ltd., 5.01%, 10/20/37, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,500	2,504,569
OHA Credit Funding 7 Ltd., 4.96%, 07/19/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	13,750	13,772,811
OHA Credit Partners XII Ltd., 5.62%, 04/23/37, (3-mo. CME Term SOFR + 1.95%)(a)(b)	1,160	1,165,425
OHA Credit Partners XIII Ltd., 5.05%, 10/21/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	3,700	3,707,151
OHA Credit Partners XVI, 5.03%, 10/18/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	5,050	5,059,735
OHA Credit Partners XVII Ltd., 5.00%, 01/18/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	2,278	2,283,036
OHA Loan Funding Ltd.
5.38%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(a)(b)	1,800	1,807,590

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.90%, 10/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	$5,000	$5,008,260
4.93%, 10/19/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	9,000	9,019,780
Orion CLO Ltd., 4.82%, 01/25/37, (3-mo. CME Term SOFR + 1.15%)(a)(b)	10,000	9,993,169
Palmer Square CLO Ltd.
5.03%, 07/20/37, (3-mo. CME Term SOFR + 1.35%)(a)(b)	1,000	1,002,340
5.04%, 10/20/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,000	1,001,951
4.96%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,550	3,558,971
4.98%, 07/20/37, (3-mo. CME Term SOFR + 1.30%)(a)(b)	5,000	5,012,945
4.93%, 10/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	5,860	5,872,839
4.90%, 08/14/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	3,850	3,857,701
4.93%, 01/20/38, (3-mo. CME Term SOFR + 1.25%)(a)(b)	7,575	7,587,415
Park Blue CLO Ltd.
5.15%, 07/25/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	1,750	1,752,701
5.10%, 07/20/37, (3-mo. CME Term SOFR + 1.42%)(a)(b)	2,840	2,843,177
5.01%, 01/25/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	7,855	7,875,607
4.89%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	3,000	3,003,008
5.16%, 04/20/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	3,000	3,007,989
5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	1,000	1,002,500
4.95%, 01/20/39, (3-mo. CME Term SOFR + 1.28%)(a)(b)	3,000	3,007,076
Pikes Peak CLO 11 Ltd., 5.07%, 07/25/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,225	1,227,594
Pikes Peak CLO 12 Ltd., 4.90%, 04/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	7,000	7,007,062
Pikes Peak CLO 15 Ltd., 4.90%, 10/20/38, (3-mo. CME Term SOFR + 1.22%)(a)(b)	5,350	5,357,737
Pikes Peak CLO 16 Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	1,795	1,797,722
Pikes Peak CLO 8, 5.01%, 01/20/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	5,000	5,011,208
Polen Capital CLO Ltd.
5.04%, 01/20/39, (3-mo. CME Term SOFR + 1.33%)(a)(b)	3,000	3,007,001
5.00%, 03/06/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	3,750	3,759,273
Post CLO Ltd.
5.28%, 04/20/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	5,500	5,507,819
4.75%, 10/15/34, (3-mo. CME Term SOFR + 1.08%)(a)(b)	2,000	1,998,794
4.98%, 10/20/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	1,500	1,503,583
Post CLO VI Ltd., 5.10%, 01/20/38, (3-mo. CME Term SOFR + 1.42%)(a)(b)	6,350	6,360,859
PPM CLO 8 Ltd., 4.95%, 04/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	6,250	6,264,277
Rad CLO 10 Ltd., 5.10%, 04/23/34, (3-mo. CME Term SOFR + 1.43%)(a)(b)	2,000	2,000,812
Security	Par (000)	Value
Rad CLO 14 Ltd., 5.10%, 01/15/35, (3-mo. CME Term SOFR + 1.43%)(a)(b)	$1,041	$1,041,705
Rad CLO 18 Ltd., 5.07%, 07/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	1,600	1,602,147
RAD CLO 27 Ltd., 4.99%, 01/15/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	10,695	10,721,038
Rad CLO 6 Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	2,530	2,535,129
Rad CLO 9 Ltd., 5.01%, 01/15/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	8,000	8,018,446
Reese Park CLO Ltd., 4.99%, 01/15/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	1,000	1,002,218
Regatta 30 Funding Ltd., 4.99%, 01/25/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	6,625	6,639,750
Regatta 32 Funding Ltd., 5.01%, 07/25/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	9,930	9,955,603
Regatta 35 Funding Ltd., 4.96%, 10/15/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	3,045	3,052,719
Regatta X Funding Ltd., 5.16%, 07/17/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	4,000	4,004,532
Regatta XVI Funding Ltd., 4.86%, 04/15/39, (3-mo. CME Term SOFR + 1.19%)(a)(b)	10,100	10,099,979
Regatta XVII Funding Ltd., 5.05%, 10/15/37, (3-mo. CME Term SOFR + 1.38%)(a)(b)	5,000	5,010,198
Regatta XX Funding Ltd., 4.85%, 01/15/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	2,650	2,649,475
Regatta XXV Funding Ltd., 5.01%, 07/15/38, (3-mo. CME Term SOFR + 1.34%)(a)(b)	2,000	2,005,056
Regatta XXVII Funding Ltd., 5.20%, 04/26/37, (3-mo. CME Term SOFR + 1.53%)(a)(b)	6,000	6,006,076
Regatta XXVIII Funding Ltd., 5.22%, 04/25/37, (3-mo. CME Term SOFR + 1.55%)(a)(b)	4,500	4,505,947
Rockford Tower CLO Ltd., 5.12%, 07/20/37, (3-mo. CME Term SOFR + 1.44%)(a)(b)	4,000	4,005,603
RR 14 Ltd., 5.05%, 04/15/36, (3-mo. CME Term SOFR + 1.38%)(a)(b)	1,538	1,538,146
RR 18 Ltd., 4.96%, 07/15/40, (3-mo. CME Term SOFR + 1.29%)(a)(b)	9,500	9,523,455
RR 19 Ltd., 4.85%, 04/15/40, (3-mo. CME Term SOFR + 1.18%)(a)(b)	7,600	7,598,520
RR 21 Ltd., 5.07%, 07/15/39, (3-mo. CME Term SOFR + 1.40%)(a)(b)	5,570	5,577,470
RR 27 Ltd., 4.90%, 10/15/40, (3-mo. CME Term SOFR + 1.23%)(a)(b)	4,000	4,006,957
RR 29 Ltd., 5.06%, 07/15/39, (3-mo. CME Term SOFR + 1.39%)(a)(b)	3,210	3,214,161
RR 32 Ltd., 5.03%, 10/15/39, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,490	2,494,761
RR 41 Ltd., 4.92%, 10/15/40, (3-mo. CME Term SOFR + 1.25%)(a)(b)	10,750	10,773,558
RR 5 Ltd., 5.17%, 07/15/39, (3-mo. CME Term SOFR + 1.50%)(a)(b)	4,500	4,504,547
Sagard-Halseypoint CLO 10 Ltd., 5.03%, 10/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	5,000	5,012,498
Sagard-Halseypoint CLO 8 Ltd., 5.06%, 01/30/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	3,820	3,827,693
Sandstone Peak II Ltd., 5.09%, 07/20/38, (3-mo. CME Term SOFR + 1.41%)(a)(b)	11,000	11,018,911
Sandstone Peak III Ltd.
5.30%, 04/25/37, (3-mo. CME Term SOFR + 1.63%)(a)(b)	7,000	7,000,000
0.00%, 04/25/37, (3-mo. CME Term SOFR + 1.300%)(a)(b)	6,000	6,000,000
Sandstone Peak Ltd., 4.84%, 04/15/38, (3-mo. CME Term SOFR + 1.17%)(a)(b)	1,000	998,409

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sculptor CLO XXIX Ltd., 5.03%, 07/22/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	$5,000	$5,013,487
Sculptor CLO XXVIII Ltd., 4.74%, 01/20/35, (3-mo. CME Term SOFR + 1.06%)(a)(b)	4,500	4,498,947
Sculptor CLO XXX Ltd., 5.13%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(a)(b)	1,000	1,001,439
Sculptor CLO XXXIV Ltd., 5.05%, 01/20/38, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,375	5,385,172
Silver Point CLO 11 Ltd., 5.02%, 07/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	5,000	5,012,489
Silver Point CLO 12 Ltd., 4.98%, 10/15/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	5,000	5,012,114
Silver Point CLO 14 Ltd., 4.91%, 01/15/39, (3-mo. CME Term SOFR + 1.23%)(a)(b)	10,000	10,012,585
Silver Point CLO 4 Ltd., 5.30%, 04/15/37, (3-mo. CME Term SOFR + 1.63%)(a)(b)	5,900	5,900,000
Silver Point CLO 5 Ltd., 5.78%, 10/20/37, (3-mo. CME Term SOFR + 2.10%)(a)(b)	1,000	1,003,409
Silver Point CLO 6 Ltd., 5.07%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,000	4,008,475
Silver Point CLO 7 Ltd., 5.03%, 01/15/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	1,250	1,253,196
Silver Point CLO 9 Ltd., 5.19%, 03/31/38, (3-mo. CME Term SOFR + 1.52%)(a)(b)	3,000	3,008,150
Sixth Street CLO XVI Ltd., 4.84%, 01/21/39, (3-mo. CME Term SOFR + 1.17%)(a)(b)	2,000	1,999,038
Sixth Street CLO XX Ltd., 5.00%, 07/17/38, (3-mo. CME Term SOFR + 1.32%)(a)(b)	1,900	1,904,633
Sixth Street CLO XXII Ltd., 4.80%, 04/21/38, (3-mo. CME Term SOFR + 1.13%)(a)(b)	18,000	17,984,718
Sixth Street CLO XXV Ltd., 5.15%, 07/24/37, (3-mo. CME Term SOFR + 1.48%)(a)(b)	4,850	4,857,420
Sound Point CLO XIX Ltd., 5.38%, 04/15/31, (3-mo. CME Term SOFR + 1.71%)(a)(b)	4,244	4,251,031
Steele Creek CLO Ltd., 5.41%, 04/15/31, (3-mo. CME Term SOFR + 1.74%)(a)(b)	1,344	1,346,238
Sycamore Tree CLO Ltd.
5.33%, 04/20/37, (3-mo. CME Term SOFR + 1.65%)(a)(b)	5,000	5,009,422
5.07%, 01/20/38, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,450	7,464,019
4.83%, 01/20/37, (3-mo. CME Term SOFR + 1.15%)(a)(b)	1,000	998,938
Symetra CLO Ltd., 4.97%, 04/20/38, (3-mo. CME Term SOFR + 1.29%)(a)(b)	2,930	2,937,346
Symphony CLO 39 Ltd., 5.00%, 01/25/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	6,000	6,013,790
Symphony CLO 40 Ltd., 4.98%, 01/05/38, (3-mo. CME Term SOFR + 1.31%)(a)(b)	4,000	4,008,583
Symphony Clo 47 Ltd., 4.81%, 04/20/38, (3-mo. CME Term SOFR + 1.14%)(a)(b)	20,000	19,982,846
Symphony Loan Funding CLO 1 Ltd., 5.09%, 01/22/38, (3-mo. CME Term SOFR + 1.43%)(a)(b)	4,000	4,005,387
TCW CLO Ltd.
4.95%, 01/20/38, (3-mo. CME Term SOFR + 1.27%)(a)(b)	2,250	2,255,089
5.07%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	6,750	6,763,898
4.87%, 04/20/38, (3-mo. CME Term SOFR + 1.19%)(a)(b)	3,000	2,998,506
4.91%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(a)(b)	10,000	10,013,773
TICP CLO VI Ltd., 5.05%, 01/15/34, (3-mo. CME Term SOFR + 1.38%)(a)(b)	972	972,618
Trestles CLO III Ltd., 5.07%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(a)(b)	7,800	7,816,187
Security	Par (000)	Value
Trestles CLO IX Ltd., 4.93%, 01/15/39, (3-mo. CME Term SOFR + 1.26%)(a)(b)	$4,000	$4,010,121
Trestles CLO Ltd., 5.13%, 07/25/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	7,400	7,411,494
Trestles CLO VI Ltd., 4.85%, 04/25/38, (3-mo. CME Term SOFR + 1.18%)(a)(b)	3,000	3,000,868
Trestles CLO X Ltd., 4.85%, 04/20/39, (3-mo. CME Term SOFR + 1.18%)(a)(b)	10,500	10,484,577
Trimaran CAVU Ltd.
5.06%, 10/22/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	2,000	2,004,052
5.05%, 01/25/38, (3-mo. CME Term SOFR + 1.38%)(a)(b)	1,500	1,502,710
Trinitas CLO VII Ltd., 4.73%, 01/25/35, (3-mo. CME Term SOFR + 1.06%)(a)(b)	3,000	2,999,385
Trinitas CLO XIV Ltd., 4.77%, 01/25/34, (3-mo. CME Term SOFR + 1.10%)(a)(b)	1,851	1,851,310
Trinitas CLO XXIV Ltd., 5.27%, 04/25/37, (3-mo. CME Term SOFR + 1.60%)(a)(b)	1,500	1,502,450
Trinitas CLO XXIX Ltd., 5.16%, 07/23/37, (3-mo. CME Term SOFR + 1.49%)(a)(b)	3,485	3,490,008
Trinitas CLO XXX Ltd., 5.04%, 10/23/37, (3-mo. CME Term SOFR + 1.37%)(a)(b)	5,500	5,509,331
Trinitas CLO XXXII Ltd., 5.00%, 07/23/38, (3-mo. CME Term SOFR + 1.33%)(a)(b)	1,250	1,252,942
Trinitas CLO XXXIII Ltd., 5.54%, 07/22/38, (3-mo. CME Term SOFR + 1.88%)(a)(b)	1,350	1,354,509
Trinitas CLO XXXV Ltd., 4.89%, 01/22/39, (3-mo. CME Term SOFR + 1.22%)(a)(b)	3,000	3,003,072
Voya CLO Ltd.
5.02%, 10/17/32, (3-mo. CME Term SOFR + 1.34%)(a)(b)	870	870,121
5.19%, 04/20/37, (3-mo. CME Term SOFR + 1.51%)(a)(b)	5,500	5,505,363
5.19%, 04/15/37, (3-mo. CME Term SOFR + 1.52%)(a)(b)	4,100	4,104,913
Warwick Capital CLO 1 Ltd., 4.96%, 10/20/38, (3-mo. CME Term SOFR + 1.28%)(a)(b)	13,000	13,027,002
Warwick Capital CLO 4 Ltd., 5.08%, 07/20/37, (3-mo. CME Term SOFR + 1.40%)(a)(b)	4,900	4,910,356
Warwick Capital CLO 5 Ltd., 5.04%, 01/20/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	5,500	5,513,890
Warwick Capital CLO 7 Ltd., 4.97%, 10/21/38, (3-mo. CME Term SOFR + 1.30%)(a)(b)	13,150	13,180,935
Wehle Park CLO Ltd., 4.91%, 10/21/38, (3-mo. CME Term SOFR + 1.24%)(a)(b)	5,000	5,010,169
Wellington Management CLO 3 Ltd., 5.04%, 07/18/37, (3-mo. CME Term SOFR + 1.36%)(a)(b)	6,500	6,513,583
Whitebox CLO V Ltd., 5.04%, 07/20/38, (3-mo. CME Term SOFR + 1.36%)(a)(b)	2,000	2,004,854
Wise CLO Ltd.
5.13%, 07/15/37, (3-mo. CME Term SOFR + 1.46%)(a)(b)	4,000	4,005,802
5.03%, 09/20/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	7,000	7,017,944
5.02%, 07/15/38, (3-mo. CME Term SOFR + 1.35%)(a)(b)	11,550	11,578,884
Total Long-Term Investments — 100.1% (Cost: $2,085,264,785)		2,085,762,515

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	11,860,000	$11,860,000
Total Short-Term Securities — 0.6% (Cost: $11,860,000)		11,860,000
Total Investments — 100.7% (Cost: $2,097,124,785)		2,097,622,515
Liabilities in Excess of Other Assets — (0.7)%		(13,643,209)
Net Assets — 100.0%		$2,083,979,306

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,120,000	$—	$(11,260,000)(a)	$—	$—	$11,860,000	11,860,000	$455,206	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,084,762,515	$1,000,000	$2,085,762,515

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares AAA CLO Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$11,860,000	$—	$—	$11,860,000
	$11,860,000	$2,084,762,515	$1,000,000	$2,097,622,515

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate